Restructuring (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring
Summary of Restructuring Costs Incurred, Expected to be Incurred and Estimated Total Costs and Changes in Restructuring Liabilities

The following table summarizes the Company’s costs incurred during 2020, estimated additional costs to be incurred and estimated total costs expected to be incurred under the restructuring program as of December 31, 2020 (in thousands):

	Cost Incurred During the Period	Cumulative Costs Incurred Through End of the Period	Estimated Additional Costs to be Incurred	Total Restructuring Costs Expected to be Incurred
Employee termination benefits	$984	$984	$—	$984

The following table summarizes the changes in restructuring liabilities during 2020 (in thousands):

Year Ended December 31, 2020
Restructuring liabilities, beginning	$—
Provisions and adjustments	984
Cash payments	(984)
Restructuring liabilities, ending	$—